Average Annual Total Returns - AEW Global Focused Real Estate Fund	Jun. 01, 2021
Class A
Average Annual Return:
1 Year	(11.21%)
5 Years	2.81%
10 Years	7.16%
Since Inception
Class C
Average Annual Return:
1 Year	(7.46%)
5 Years	3.24%
10 Years	7.15%
Since Inception
Class Y
Average Annual Return:
1 Year	(5.57%)
5 Years	4.29%
10 Years	8.07%
Since Inception
Class Y | After Taxes on Distributions
Average Annual Return:
1 Year	(6.73%)
5 Years	1.48%
10 Years	5.19%
Since Inception
Class Y | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	(2.96%)
5 Years	2.83%
10 Years	5.87%
Since Inception
Class N
Average Annual Return:
1 Year	(5.58%)
5 Years	4.35%
10 Years
Since Inception	5.58%
Inception Date	May 01, 2013
Class T
Average Annual Return:
1 Year	(8.13%)
5 Years	3.51%
10 Years	7.52%
Since Inception